Employee Benefits Expense - Summary of Average Size of Group's Workforce (Details) - Employed	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Expense [Line Items]
Total Workforce	5,541	4,975	4,461
Executives
Employee Benefits Expense [Line Items]
Total Workforce	70	57	51
Managers
Employee Benefits Expense [Line Items]
Total Workforce	211	137	126
Employees
Employee Benefits Expense [Line Items]
Total Workforce	5,260	4,781	4,284